Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 29, 2019
Registrant Name	LORD ABBETT SECURITIES TRUST
Entity Central Index Key	0000898031
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 29, 2019
Document Effective Date	Jan. 31, 2019
Prospectus Date	Jan. 31, 2019